Summary of Significant Accounting Policies - Equity-Based Compensation, Taxes, Derivatives (Details) - RSUs	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Period for measuring market condition of award	3 years